10-Q Notes payable - Schedule of credit facilities outstanding (Details) - USD ($) $ in Thousands		1 Months Ended
	Feb. 18, 2026	Dec. 31, 2021	Mar. 31, 2026	Dec. 31, 2025	Oct. 31, 2025	Oct. 10, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Nov. 06, 2024	Jun. 14, 2024	Mar. 26, 2024	Dec. 31, 2023	Aug. 25, 2023
Notes payable
Outstanding balance			$ 573,330	$ 554,723
Line of credit
Notes payable
Original facility size			1,170,380	787,046
Outstanding balance			573,330	554,723
Senior Secured Notes – 2029
Notes payable
Outstanding balance			500,000	0
Gross proceeds	$ 500,000
Senior Secured Notes – 2029 | Line of credit
Notes payable
Original facility size			500,000
Outstanding balance			$ 500,000
Stated interest rate			11.50%
Effective interest rate			12.13%
Senior Secured Notes – 2027
Notes payable
Outstanding balance			$ 50,115	$ 56,597					$ 0
Effective interest rate				10.69%
Senior Secured Notes – 2027 | Line of credit
Notes payable
Original facility size			67,000	$ 67,000
Outstanding balance			$ 50,115	$ 56,597
Stated interest rate			10.00%	10.00%
Effective interest rate			10.69%					10.69%
Senior Secured Notes – 2026
Notes payable
Outstanding balance			$ 0	$ 456,815					$ 460,000
Effective interest rate				9.30%					9.33%				8.00%
Gross proceeds		$ 475,000
Senior Secured Notes – 2026 | Line of credit
Notes payable
Original facility size			475,000	$ 475,000
Outstanding balance			$ 0	$ 456,815
Stated interest rate			8.00%	8.00%
Effective interest rate			9.30%					9.30%
Amended Needham LOC
Notes payable
Outstanding balance			$ 0	$ 21,910					$ 11,100
Effective interest rate				7.99%					7.99%
Amended Needham LOC | Line of credit
Notes payable
Original facility size			100,000	$ 100,000
Outstanding balance			$ 0	$ 21,910
Stated interest rate	8.99%		8.99%	7.99%		7.99%
Effective interest rate			8.99%					7.99%
Amended Needham LOC | Line of credit | Revolving credit facility
Notes payable
Original facility size					$ 100,000	$ 100,000	$ 40,000			$ 40,000
ABL Facility – EWB Note
Notes payable
Outstanding balance			$ 12,000	$ 12,000					$ 12,000
Effective interest rate				6.00%					6.00%				6.00%
ABL Facility – EWB Note | Line of credit
Notes payable
Original facility size			12,000	$ 12,000
Outstanding balance			$ 12,000	$ 12,000
Stated interest rate			6.00%	6.00%
Effective interest rate			6.00%					6.00%
ABL Facility – EWB Note | Line of credit | Revolving credit facility
Notes payable
Original facility size											$ 12,000	$ 10,000		$ 6,500
Seller note payable
Notes payable
Outstanding balance			$ 4,022	$ 4,093					$ 4,364
Seller note payable | Line of credit
Notes payable
Original facility size			5,100	5,100
Outstanding balance			$ 4,022	$ 4,093
Stated interest rate			5.00%	5.00%
Effective interest rate			5.00%					5.00%
Other notes payable
Notes payable
Outstanding balance			$ 7,193	$ 3,308					$ 15,439
Other notes payable | Line of credit
Notes payable
Original facility size			11,280
Outstanding balance			$ 7,193